Sprott Gold Miners ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Gold Mining (95.77%)
Agnico Eagle Mines, Ltd.	330,144	$26,595,577
Alamos Gold, Inc., Class A(a)	541,656	10,793,470
Anglogold Ashanti PLC	63,059	1,679,261
B2Gold Corp.(a)	466,504	1,441,818
Barrick Gold Corp.(a)	1,203,200	23,931,443
Centerra Gold, Inc.	1,402,464	10,069,079
Coeur Mining, Inc.(b)	204,362	1,406,011
Dundee Precious Metals, Inc.	1,040,739	10,542,441
Eldorado Gold Corp.(b)	69,562	1,209,215
Endeavour Mining PLC(a)	60,250	1,431,798
Equinox Gold Corp.(b)	230,072	1,403,449
Franco-Nevada Corp.(a)	145,908	18,122,390
Gold Fields, Ltd., Sponsored ADR(a)	203,586	3,125,045
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	119,002	1,210,250
IAMGOLD Corp.(b)	245,348	1,286,197
K92 Mining, Inc.(b)	154,018	896,241
Kinross Gold Corp.	135,155	1,266,157
Lundin Gold, Inc.	548,139	11,854,831
New Gold, Inc.(b)	501,885	1,454,685
Newmont Corp.	708,702	37,880,122
Novagold Resources, Inc.(a)(b)	267,991	1,103,708
OceanaGold Corp.	484,258	1,371,369
Orla Mining, Ltd.(a)(b)	2,393,971	9,629,341
Osisko Gold Royalties, Ltd.(a)	70,698	1,309,464
Osisko Mining, Inc.(b)	2,727,966	9,823,058
Royal Gold, Inc.	75,146	10,542,984
Sandstorm Gold, Ltd.(a)	225,955	1,356,615
Seabridge Gold, Inc.(a)(b)	57,086	959,840
SSR Mining, Inc.(a)	1,869,335	10,615,175
Torex Gold Resources, Inc.(b)	569,698	10,872,051
Triple Flag Precious Metals Corp.	631,721	10,229,354
Wesdome Gold Mines, Ltd.(b)	979,877	9,194,158
Wheaton Precious Metals Corp.	331,099	20,221,655
Total Gold Mining		264,828,252

Silver Mining (4.02%)
Fortuna Mining Corp.(b)	2,122,013	9,869,098
Pan American Silver Corp.	59,875	1,250,228
Total Silver Mining		11,119,326

TOTAL COMMON STOCKS
(Cost $230,103,510)		275,947,578

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.98%)
Investments Purchased with Collateral from Securities Loaned (–%)
Money Market Fund (0.19%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $535,660)	4.95%	535,660	535,660

Investments Purchased with Collateral from Securities Loaned (2.79%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $7,713,779)		7,713,779	7,713,779
TOTAL SHORT TERM INVESTMENTS
(Cost $8,249,439)			8,249,439

TOTAL INVESTMENTS (102.77%)
(Cost $238,352,949)			$284,197,017
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.77%)			(7,659,018)
NET ASSETS - 100.00%			$276,537,999

(a)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $7,340,404. The loaned securities were secured with cash collateral of $7,713,779 and non-cash collateral with the value of $169,505. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF
Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.03%)
Diversified Metals & Mining (5.84%)
Bumi Resources Minerals Tbk PT(a)	490,090,400	$7,445,231

Gold Mining (90.20%)
Artemis Gold, Inc.(a)	650,010	6,233,598
Bellevue Gold, Ltd.(a)(b)	3,816,175	3,482,561
Calibre Mining Corp.(a)	3,268,335	6,307,334
Capricorn Metals, Ltd.(a)	204,284	812,080
Centamin PLC	3,455,518	6,791,197
Centerra Gold, Inc.	696,243	4,998,721
De Grey Mining, Ltd.(a)	6,390,529	6,141,129
Dundee Precious Metals, Inc.	81,245	822,993
Emerald Resources NL(a)	2,002,758	5,344,565
Firefinch, Ltd.(a)(b)(c)(c)	6,635,363	458,734
Florida Canyon Gold, Inc.(a)(b)	201,792	85,047
Genesis Minerals, Ltd.(a)(b)	520,701	741,570
Gold Road Resources, Ltd.	4,899,073	5,791,707
Greatland Gold PLC(a)(b)	7,971,860	735,402
Hochschild Mining PLC(a)	323,399	793,829
K92 Mining, Inc.(a)	800,346	4,657,269
McEwen Mining, Inc.(a)	499,798	4,648,121
New Gold, Inc.(a)	2,389,635	6,926,222
Novagold Resources, Inc.(a)	199,172	816,605
OceanaGold Corp.	277,478	785,789
Orla Mining, Ltd.(a)(b)	1,078,040	4,336,232
Osisko Mining, Inc.(a)	2,337,649	8,417,576
Pan African Resources PLC	1,987,571	842,360
Ramelius Resources, Ltd.	480,719	731,157
Regis Resources, Ltd.(a)	478,562	674,940
Resolute Mining, Ltd.(a)	2,013,075	1,029,884
Seabridge Gold, Inc.(a)(b)	368,850	6,192,992
Skeena Resources, Ltd.(a)	125,947	1,070,007
SSR Mining, Inc.	982,916	5,581,570
Torex Gold Resources, Inc.(a)	42,222	805,760
Vault Minerals, Ltd.(a)	18,305,904	4,113,118
Victoria Gold Corp./Vancouver(a)(b)(c)(c)	968,690	7
Wesdome Gold Mines, Ltd.(a)(b)	637,511	5,981,748
West African Resources, Ltd.(a)	655,248	785,962
Westgold Resources, Ltd.	3,773,007	6,964,588
Total Gold Mining		114,902,374

Silver Mining (3.99%)
Endeavour Silver Corp.(a)(b)	186,173	735,083
Fortuna Mining Corp.(a)	934,198	4,344,786
Total Silver Mining		5,079,869

TOTAL COMMON STOCKS
(Cost $108,577,912)		127,427,474

RIGHTS (0.00%)
Basic Materials (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.39%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $153,462)	4.95%	153,462	153,462

Investments Purchased with Collateral from Securities Loaned (2.27%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $2,887,646)		2,887,646	2,887,646
TOTAL SHORT TERM INVESTMENTS
(Cost $3,041,108)			3,041,108

TOTAL INVESTMENTS (102.42%)
(Cost $111,619,020)			$130,468,582
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.42%)			(3,086,318)
NET ASSETS - 100.00%			$127,382,264

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $5,318,829. The loaned securities were secured with cash collateral of $2,887,646 and non-cash collateral with the value of $2,802,447. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Energy Transition Materials ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.58%)
Coal & Consumable Fuels (21.90%)
Alligator Energy, Ltd.(a)	776,148	$26,829
Bannerman Energy, Ltd.(a)	27,884	60,532
Boss Energy, Ltd.(a)	77,125	175,423
Cameco Corp.	27,165	1,297,400
CGN Mining Co., Ltd.	964,550	203,485
Deep Yellow, Ltd.(a)	180,839	171,906
Denison Mines Corp.(a)	339,967	622,140
Encore Energy Corp.(a)	36,986	151,778
Energy Fuels, Inc.(a)	61,748	338,997
Fission Uranium Corp.(a)	94,136	71,692
IsoEnergy, Ltd.(a)	23,180	59,473
Lotus Resources, Ltd.(a)	290,216	53,170
NAC Kazatomprom JSC, GDR(b)	23,148	844,902
NexGen Energy, Ltd.(a)	108,290	707,134
Paladin Energy, Ltd.(a)	49,343	394,007
Peninsula Energy, Ltd.(a)	1,329,778	86,418
Uranium Energy Corp.(a)	144,322	896,240
Uranium Royalty Corp.(a)	20,545	50,335
Ur-Energy, Inc.(a)	53,121	63,214
Total Coal & Consumable Fuels		6,275,075

Copper Mining (21.65%)
Aeris Resources, Ltd.(a)	31,726	5,155
Amman Mineral Internasional PT(a)	780,550	478,177
Antofagasta PLC	32,946	886,671
Atalaya Mining PLC	8,626	46,476
Capstone Copper Corp.(a)	59,050	461,939
Central Asia Metals PLC	9,925	25,955
ERO Copper Corp.(a)(c)	4,084	90,923
First Quantum Minerals, Ltd.(c)	51,931	708,054
Freeport-McMoRan, Inc.	28,597	1,427,562
Jinchuan Group International Resources Co., Ltd.	212,600	18,323
KGHM Polska Miedz SA	9,966	412,596
Lundin Mining Corp.	48,057	503,507
Metals Acquisition, Ltd.(a)	5,202	72,048
Sandfire Resources, Ltd.(a)	17,894	134,101
Sociedad Minera Cerro Verde SAA	1,826	72,857
SolGold PLC(a)	88,954	11,964
Southern Copper Corp.	6,705	775,567
Taseko Mines, Ltd.(a)	28,724	72,385
Total Copper Mining		6,204,260

Diversified Metals & Mining (33.28%)
29Metals, Ltd.	20,876	7,433
American Battery Technology Co.(a)	14,880	15,922
Arafura Rare Earths, Ltd.(a)	643,695	77,878
Argosy Minerals, Ltd.(a)	206,289	5,419
Atlantic Lithium, Ltd.(a)	61,667	10,833
Core Lithium, Ltd.(a)	605,546	54,424

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Eramet SA	4,352	$342,986
Foran Mining Corp.(a)	12,742	39,476
Galan Lithium, Ltd.(a)	66,974	5,556
Global Atomic Corp.(a)	39,127	41,081
Hercules Metals Corp.(a)	55,306	25,354
Hudbay Minerals, Inc.	26,628	244,711
IGO, Ltd.	173,226	701,790
ioneer, Ltd.(a)	247,141	39,298
Ivanhoe Electric, Inc. / US(a)	3,934	33,282
Ivanhoe Mines, Ltd.(a)	34,276	509,914
Jupiter Mines, Ltd.	677,575	81,977
Kodal Minerals PLC(a)	2,122,849	12,573
Lake Resources NL(a)	220,980	6,264
Latin Resources, Ltd.(a)	349,051	54,296
Leo Lithium, Ltd.(a)(d)	23,792	6,744
Lifezone Metals, Ltd.(a)	10,375	72,625
Liontown Resources, Ltd.(a)	233,579	129,995
Lithium Americas Argentina Corp.(a)	20,802	67,814
Lithium Americas Corp.(a)	26,439	71,385
Lynas Rare Earths, Ltd.(a)(c)	340,139	1,885,938
Merdeka Battery Materials Tbk PT(a)	6,038,900	233,339
Meteoric Resources NL(a)	609,360	46,341
Minsur SA	51,701	64,855
MMG, Ltd.(a)	221,720	79,004
MP Materials Corp.(a)(c)	69,867	1,233,153
NGEx Minerals, Ltd.(a)	6,261	51,664
Nickel Industries, Ltd.	1,263,740	808,158
Northern Dynasty Minerals, Ltd.(a)	28,474	9,439
Panoramic Resources, Ltd.(a)(d)(d)	132,202	914
Patriot Battery Metals, Inc.(a)	83,931	24,951
Piedmont Lithium, Inc.(a)	2,395	21,387
Pilbara Minerals, Ltd.(c)	597,769	1,351,381
Renascor Resources, Ltd.(a)	646,016	36,176
Sayona Mining, Ltd.(a)(c)	2,916,798	70,578
Sigma Lithium Corp.(a)(c)	17,855	220,688
Solaris Resources, Inc.(a)	4,872	12,608
Standard Lithium, Ltd.(a)	22,530	36,273
Syrah Resources, Ltd.(a)	340,190	58,797
Talga Group, Ltd.(a)(c)	96,529	26,360
Trimegah Bangun Persada Tbk PT	2,245,400	133,478
Vale Indonesia Tbk PT(a)	1,061,150	285,964
Vizsla Royalties Corp.(a)	2,021	2,720
Vizsla Silver Corp.(a)	59,766	114,751
Vulcan Energy Resources, Ltd.(a)	19,261	60,189
Winsome Resources, Ltd.(a)	23,792	9,376
Total Diversified Metals & Mining		9,537,512

Environmental & Facilities Services (0.07%)
Li-Cycle Holdings Corp.(a)	9,091	19,909

Security Description	Shares	Value
Fertilizers & Agricultural Chemicals (4.09%)
Sociedad Quimica y Minera de Chile SA, ADR	28,105	$1,171,416

Gold Mining (0.71%)
Cia de Minas Buenaventura SAA, ADR	13,410	185,594
FireFly Metals, Ltd.(a)	25,406	18,706
Total Gold Mining		204,300

Precious Metals & Minerals Mining (1.46%)
Atlas Lithium Corp.(a)	1,098	7,466
Avino Silver & Gold Mines, Ltd.(a)	33,796	37,176
SilverCrest Metals, Inc.(a)(c)	40,293	372,710
Total Precious Metals & Minerals Mining		417,352

Silver Mining (7.18%)
Aya Gold & Silver, Inc.(a)	60,811	791,359
Endeavour Silver Corp.(a)	79,168	311,922
Gatos Silver, Inc.(a)	16,021	241,597
GoGold Resources, Inc.(a)	83,533	79,058
MAG Silver Corp.(a)(c)	24,917	349,835
New Pacific Metals Corp.(a)	23,945	35,678
Silver Mines, Ltd.(a)	383,312	24,115
Silvercorp Metals, Inc.(c)	51,257	223,993
Total Silver Mining		2,057,557

Specialty Chemicals (8.24%)
Albemarle Corp.	12,290	1,163,986
Arcadium Lithium PLC, Class A(a)	271,141	772,752
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	103,300	297,654
Tianqi Lithium Corp.(c)	35,550	126,216
Total Specialty Chemicals		2,360,608

TOTAL COMMON STOCKS
(Cost $27,524,185)		28,247,989

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (0.96%)
iShares MSCI India ETF	4,720	276,262

TOTAL EXCHANGE TRADED FUNDS
(Cost $244,605)		276,262

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
Talga Group, Ltd. (Expiring 9/13/2025), Strike Price AUD $0.55(d)	10,905	–
Galan Lithium, Ltd. (Expiring 10/7/2024), Strike Price AUD $0.10(d)	15,343	159
Total Diversified Metals & Mining		159

Security Description	Shares	Value
TOTAL RIGHTS
(Cost $–)		159

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (14.88%)
Money Market Fund (0.26%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $73,691)	4.95%	73,691	$73,691

Investments Purchased with Collateral from Securities Loaned (14.62%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $4,188,282)		4,188,282	4,188,282
TOTAL SHORT TERM INVESTMENTS
(Cost $4,261,973)			4,261,973

TOTAL INVESTMENTS (114.42%)
(Cost $32,030,763)			$32,786,383
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.42%)			(4,131,883)
NET ASSETS - 100.00%			$28,654,500

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the market value of those securities was $1,142,556, representing 3.99% of net assets.
(c)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $5,570,703. The loaned securities were secured with cash collateral of $4,188,282 and non-cash collateral with the value of $1,754,369. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate market value of those securities was $297,654, representing 1.04% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Lithium Miners ETF
Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.14%)
Diversified Metals & Mining (62.22%)
American Lithium Corp.(a)(b)	35,842	$19,611
Anson Resources, Ltd.(a)	284,829	15,163
Argosy Minerals, Ltd.(a)(b)	297,531	7,817
Arizona Lithium, Ltd.(a)	1,616,731	16,766
Atlantic Lithium, Ltd.(a)	80,256	14,099
Cleantech Lithium PLC(a)	91,439	17,726
Core Lithium, Ltd.(a)	950,137	85,394
Critical Elements Lithium Corp.(a)(b)	38,321	13,459
Critical Metals Corp.(a)	2,308	17,172
Delta Lithium, Ltd.(a)	137,676	22,368
E3 Lithium, Ltd.(a)	19,526	16,314
Frontier Lithium, Inc.(a)	41,141	18,860
Galan Lithium, Ltd.(a)	165,268	13,711
Global Lithium Resources, Ltd.(a)	104,770	15,935
IGO, Ltd.	174,030	705,047
ioneer, Ltd.(a)(b)	784,938	124,813
Kodal Minerals PLC(a)	3,237,263	19,173
Lake Resources NL(a)(b)	619,789	17,568
Latin Resources, Ltd.(a)	1,108,637	172,452
Leo Lithium, Ltd.(a)(c)(c)	117,442	33,289
Li-FT Power, Ltd.(a)	9,066	18,166
Liontown Resources, Ltd.(a)	452,888	252,048
Lithium Americas Argentina Corp.(a)	66,008	215,186
Lithium Americas Corp.(a)	84,075	227,003
Lithium Chile, Inc.(a)	42,679	17,356
Lithium Ionic Corp.(a)	42,176	21,829
Mineral Resources, Ltd.	8,222	295,809
Patriot Battery Metals, Inc.(a)(b)	59,347	182,984
Piedmont Lithium, Inc.(a)	7,670	68,493
Pilbara Minerals, Ltd.(b)	321,050	725,800
Savannah Resources PLC(a)	563,052	30,111
Sayona Mining, Ltd.(a)(b)	4,632,284	112,088
Sigma Lithium Corp.(a)	25,110	310,360
Standard Lithium, Ltd.(a)(b)	71,524	115,154
Surge Battery Metals, Inc.(a)	86,460	24,612
Vulcan Energy Resources, Ltd.(a)	61,185	191,197
Winsome Resources, Ltd.(a)	33,231	13,095
Total Diversified Metals & Mining		4,188,028

Fertilizers & Agricultural Chemicals (10.68%)
Sociedad Quimica y Minera de Chile SA, ADR	17,252	719,063

Gold Mining (0.18%)
Brunswick Exploration, Inc.(a)	89,865	12,293

Security Description	Shares	Value
Precious Metals & Minerals (0.18%)
Atlas Lithium Corp.(a)	1,733	$11,785

Specialty Chemicals (24.88%)
Albemarle Corp.	6,574	622,624
Arcadium Lithium PLC, Class A(a)	181,955	518,572
Ganfeng Lithium Group Co., Ltd.(d)(e)	115,800	333,672
Tianqi Lithium Corp.(b)	56,200	199,530
Total Specialty Chemicals		1,674,398

TOTAL COMMON STOCKS
(Cost $9,056,258)		6,605,567

RIGHTS (0.01%)
Diversified Metals & Mining (0.01%)
Galan Lithium, Ltd. (Expiring 10/7/2024), Strike Price AUD $0.10(c)	40,294	418

TOTAL RIGHTS
(Cost $–)		418

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (16.38%)
Money Market Fund (0.53%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $35,668)	4.95%	35,668	35,668

Investments Purchased with Collateral from Securities Loaned (15.85%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $1,067,159)		1,067,159	1,067,159
TOTAL SHORT TERM INVESTMENTS
(Cost $1,102,827)			1,102,827

TOTAL INVESTMENTS (114.53%)
(Cost $10,159,085)			$7,708,812
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.53%)			(977,732)
NET ASSETS - 100.00%			$6,731,080

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $1,796,951. The loaned securities were secured with cash collateral of $1,067,159 and non-cash collateral with the value of $841,132. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate market value of those securities was $333,672, representing 4.96% of net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the market value of those securities was $333,672, representing 4.96% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Uranium Miners ETF
Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (12.07%)
Sprott Physical Uranium Trust(a)(f)	10,055,438	$194,722,113

TOTAL CLOSED END FUND
(Cost $137,346,235)		194,722,113

Security Description	Shares	Value
COMMON STOCKS (87.18%)
Coal & Consumable Fuels (86.00%)
Alligator Energy, Ltd.(a)	237,479,651	8,209,051
Anfield Energy, Inc.(a)	81,915,780	4,845,475
Atha Energy Corp.(a)	14,219,731	7,359,837
Aura Energy, Ltd.(a)	45,838,860	5,387,401
Bannerman Energy, Ltd.(a)	10,438,365	22,659,937
Baselode Energy Corp.(a)	18,759,628	1,456,439
Berkeley Energia, Ltd.(a)	28,037,638	6,334,961
Boss Energy, Ltd.(a)	25,957,950	59,042,245
Cameco Corp.(b)	5,226,617	249,623,228
CanAlaska Uranium, Ltd.(a)(b)	10,173,954	5,115,375
CGN Mining Co., Ltd.	361,665,300	76,298,242
Deep Yellow, Ltd.(a)(b)	58,041,381	55,174,323
Denison Mines Corp.(a)(b)	42,885,944	78,481,277
Elevate Uranium, Ltd.(a)	18,966,640	5,245,018
Encore Energy Corp.(a)(b)	11,473,188	47,082,105
Energy Fuels, Inc.(a)(b)	10,397,985	57,084,938
F3 Uranium Corp.(a)(b)	29,520,859	6,984,861
Fission Uranium Corp.(a)(b)	54,367,769	41,405,451
Forsys Metals Corp.(a)(b)	12,359,949	7,585,314
GoviEx Uranium, Inc.(a)	53,559,185	6,336,256
IsoEnergy, Ltd.(a)	11,112,403	28,511,249
Laramide Resources, Ltd.(a)(b)	15,762,499	8,274,889
Lotus Resources, Ltd.(a)(b)	116,166,576	21,282,549
Mega Uranium, Ltd.(a)	23,335,935	5,780,279
NAC Kazatomprom JSC, GDR(c)	5,845,087	213,345,675
NexGen Energy, Ltd.(a)(b)	11,560,537	75,490,307
Paladin Energy, Ltd.(a)	10,731,307	85,690,204
Peninsula Energy, Ltd.(a)	177,181,268	11,514,424
Skyharbour Resources, Ltd.(a)	15,037,577	4,892,258
Uranium Energy Corp.(a)	12,272,350	76,211,293
Uranium Royalty Corp.(a)(b)	4,586,006	11,088,203
Ur-Energy, Inc.(a)(b)	23,144,588	27,542,060
Western Uranium & Vanadium Corp.(a)	3,769,663	5,295,841
Yellow Cake PLC(a)(c)(d)	8,179,627	61,130,948
Total Coal & Consumable Fuels		1,387,761,913

Diversified Metals & Mining (0.93%)
Global Atomic Corp.(a)(b)	14,354,461	15,071,415

Electronic Equipment & Instruments (0.25%)
Premier American Uranium, Inc.(a)	2,422,295	3,940,293

Machinery-Construction & Mining (–%)
F4 Uranium Corp.(a)(b)(e)	2,532,807	0

TOTAL COMMON STOCKS
(Cost $1,266,918,162)		1,406,773,621

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.51%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $659,037)	4.95%	659,037	659,037

Investments Purchased with Collateral from Securities Loaned (10.47%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $169,012,892)		169,012,892	169,012,892
TOTAL SHORT TERM INVESTMENTS
(Cost $169,671,929)			169,671,929

TOTAL INVESTMENTS (109.76%)
(Cost $1,573,936,326)			$1,771,167,663
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.76%)			(157,521,540)
NET ASSETS - 100.00%			$1,613,646,123

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position is currently on loan. The total market value of securities on loan was $302,174,357. The loaned securities were secured with cash collateral of $169,012,892 and non-cash collateral with the value of $147,399,501. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2024, the market value of those securities was $274,476,623, representing 17.01% of net assets.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate market value of those securities was $61,130,948, representing 3.79% of net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(f)	See Affiliated Investments for details.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Uranium Miners ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.93%)
Coal & Consumable Fuels (96.27%)
Alligator Energy, Ltd.(a)	93,170,610	$3,220,665
Anfield Energy, Inc.(a)	18,324,025	1,083,901
Atha Energy Corp.(a)(b)	5,556,920	2,876,146
Aura Energy, Ltd.(a)	11,943,237	1,403,678
Bannerman Energy, Ltd.(a)(b)	3,428,075	7,441,775
Baselode Energy Corp.(a)	4,461,160	346,351
Berkeley Energia, Ltd.(a)	8,907,968	2,217,061
Boss Energy, Ltd.(a)	5,961,056	13,558,626
CanAlaska Uranium, Ltd.(a)	3,670,090	1,845,289
CGN Mining Co., Ltd.(b)	48,982,800	10,333,592
Deep Yellow, Ltd.(a)(b)	14,222,800	13,520,239
Denison Mines Corp.(a)	18,104,539	33,131,306
Elevate Uranium, Ltd.(a)	6,966,844	1,926,605
Encore Energy Corp.(a)	3,385,990	13,894,964
Energy Fuels, Inc.(a)	2,484,825	13,641,689
F3 Uranium Corp.(a)	11,229,602	2,657,010
Fission Uranium Corp.(a)	12,658,864	9,640,748
Forsys Metals Corp.(a)	2,953,038	1,812,283
GoviEx Uranium, Inc.(a)	18,177,122	2,150,423
IsoEnergy, Ltd.(a)	2,761,582	7,085,430
Laramide Resources, Ltd.(a)	5,454,799	2,863,623
Lotus Resources, Ltd.(a)(b)	35,656,940	6,532,607
Mega Uranium, Ltd.(a)	8,765,327	2,171,159
NexGen Energy, Ltd.(a)(b)	6,011,711	39,256,473
Paladin Energy, Ltd.(a)(b)	3,064,898	24,473,416
Peninsula Energy, Ltd.(a)	79,594,980	5,172,614
Skyharbour Resources, Ltd.(a)	4,375,656	1,423,556
Uranium Energy Corp.(a)	6,550,617	40,679,332
Uranium Royalty Corp.(a)(b)	2,493,277	6,108,529
Ur-Energy, Inc.(a)	6,322,371	7,523,621
Western Uranium & Vanadium Corp.(a)	1,107,366	1,555,692
Total Coal & Consumable Fuels		281,548,403

Diversified Metals & Mining (1.66%)
Global Atomic Corp.(a)	4,631,956	4,863,306

Machinery-Construction & Mining (–%)
F4 Uranium Corp.(a)(c)	1,162,639	0

TOTAL COMMON STOCKS
(Cost $292,243,176)		286,411,709

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.21%)
Money Market Fund (0.25%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $735,349)	4.95%	735,349	735,349

Investments Purchased with Collateral from Securities Loaned (3.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $11,588,249)		11,588,249	11,588,249
TOTAL SHORT TERM INVESTMENTS
(Cost $12,323,598)			12,323,598

TOTAL INVESTMENTS (102.14%)
(Cost $304,566,774)			$298,735,307
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.14%)			(6,254,579)
NET ASSETS - 100.00%			$292,480,728

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $16,979,655. The loaned securities were secured with cash collateral of $11,588,249 and non-cash collateral with the value of $6,825,409. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Copper Miners ETF
Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.41%)
Copper Mining (47.41%)
Aeris Resources, Ltd.(a)	886,874	$144,088
Arizona Sonoran Copper Co., Inc.(a)	111,463	127,744
Atalaya Mining PLC	102,999	554,950
Austral Resources Australia, Ltd.(a)	65,607	7,257
Central Asia Metals PLC	199,921	522,809
China Daye Non-Ferrous Metals Mining, Ltd.(a)	8,738,000	73,062
Copper 360, Ltd.(a)	1,032,569	208,576
Cyprium Metals, Ltd.(a)	1,347,911	34,479
ERO Copper Corp.(a)(b)	26,677	593,918
Faraday Copper Corp.(a)	267,205	163,984
Hot Chili, Ltd.(a)	194,680	116,422
Imperial Metals Corp.(a)	102,932	168,198
Jinchuan Group International Resources Co., Ltd.	4,067,800	350,589
Marimaca Copper Corp.(a)	70,365	208,631
Metals Acquisition, Ltd.(a)(b)	38,278	530,150
Phoenix Copper, Ltd.(a)	128,050	16,692
Sandfire Resources, Ltd.(a)	92,287	691,618
SolGold PLC(a)	2,484,908	334,214
Taseko Mines, Ltd.(a)	205,662	518,268
Total Copper Mining		5,365,649

Diversified Metals & Mining (48.38%)
29Metals, Ltd.(b)	363,186	129,310
AIC Mines, Ltd.(a)	540,155	141,905
Amerigo Resources, Ltd.	176,041	226,486
Arc Minerals, Ltd.(a)	1,482,158	31,705
Asiamet Resources, Ltd.(a)(b)	2,048,129	19,168
Caravel Minerals, Ltd.(a)	658,853	81,989
Carnaby Resources, Ltd.(a)	241,499	75,967
Copper Fox Metals, Inc.(a)	355,215	77,480
Encounter Resources, Ltd.(a)	538,916	167,660
Entree Resources, Ltd.(a)	177,385	284,613
Foran Mining Corp.(a)	182,141	564,288
Gruvaktiebolaget Viscaria(a)	119,823	250,127
Hillgrove Resources, Ltd.(a)	2,168,816	97,461
Ivanhoe Electric, Inc. / US(a)(b)	49,939	422,484
Los Andes Copper, Ltd.(a)	16,596	104,304
Minsur SA	517,171	648,757
New World Resources, Ltd.(a)	3,941,054	57,217
NGEx Minerals, Ltd.(a)	79,542	656,356
Northern Dynasty Minerals, Ltd.(a)	795,027	263,552
Regulus Resources, Inc.(a)	154,652	222,982
Rex Minerals, Ltd.(a)	885,621	284,707
Sierra Metals, Inc.	251,121	141,116
Solaris Resources, Inc.(a)	136,024	352,016
Trilogy Metals, Inc.(a)	208,376	100,854

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Xanadu Mines, Ltd.(a)	1,699,901	$72,864
Total Diversified Metals & Mining		5,475,368

Gold Mining (4.62%)
FireFly Metals, Ltd.(a)(b)	710,084	522,825

TOTAL COMMON STOCKS
(Cost $11,091,998)		11,363,842

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.93%)

Investments Purchased with Collateral from Securities Loaned (5.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $671,235)		671,235	671,235
TOTAL SHORT TERM INVESTMENTS
(Cost $671,235)			671,235

TOTAL INVESTMENTS (106.34%)
(Cost $11,763,233)			$12,035,077
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.34%)			(717,732)
NET ASSETS - 100.00%			$11,317,345

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $2,010,596. The loaned securities were secured with cash collateral of $671,235 and non-cash collateral with the value of $1,482,713. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Nickel Miners ETF
Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.58%)
Diversified Metals & Mining (93.09%)
Adhi Kartiko Pratama PT(a)	4,513,600	$127,001
Ardea Resources, Ltd.(a)	624,657	174,901
Canada Nickel Co., Inc.(a)	593,725	487,290
Centaurus Metals, Ltd.(a)	1,361,059	451,663
Eramet SA	4,505	355,044
Global Ferronickel Holdings, Inc.	11,100,730	283,275
IGO, Ltd.	198,056	802,384
Lifezone Metals, Ltd.(a)	68,494	479,458
Magna Mining, Inc.(a)	442,979	399,597
Merdeka Battery Materials Tbk PT(a)	33,490,150	1,294,038
Nickel 28 Capital Corp.(a)	234,640	112,770
Nickel Asia Corp.	8,028,015	515,741
Nickel Industries, Ltd.(b)	3,503,967	2,240,775
Pam Mineral Tbk PT	11,051,100	198,540
Panoramic Resources, Ltd.(a)(c)	518,456	3,584
Power Nickel, Inc.(a)	542,287	312,754
Premium Nickel Resources, Ltd.(a)	454,770	265,643
Raiden Resources, Ltd.(a)	10,069,584	306,310
Sherritt International Corp.(a)	1,477,395	213,015
Talon Metals Corp.(a)	2,425,210	170,354
Trimegah Bangun Persada Tbk PT	12,448,050	739,977
Vale Indonesia Tbk PT(a)	2,940,200	792,339
Xinjiang Xinxin Mining Industry Co., Ltd.	2,820,700	351,959
Total Diversified Metals & Mining		11,078,412

Gold Mining (4.54%)
Aneka Tambang Tbk	5,529,995	540,581

Non-Ferrous Metal (0.95%)
EV Nickel, Inc.(a)	276,839	112,582

TOTAL COMMON STOCKS
(Cost $12,458,144)		11,731,575

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.12%)
Money Market Fund (0.64%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $75,772)	4.95%	75,772	$75,772

Investments Purchased with Collateral from Securities Loaned (1.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $176,041)		176,041	176,041
TOTAL SHORT TERM INVESTMENTS
(Cost $251,813)			251,813

TOTAL INVESTMENTS (100.70%)
(Cost $12,709,957)			$11,983,388
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.70%)			(83,223)
NET ASSETS - 100.00%			$11,900,165

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $166,586. The loaned securities were secured with cash collateral of $176,041 and non-cash collateral with the value of $6,053. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Copper Miners ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.91%)
Copper Mining (78.26%)
Aeris Resources, Ltd.(a)(b)	229,916	$37,354
Amman Mineral Internasional PT(a)	3,703,900	2,269,067
Antofagasta PLC	108,999	2,933,473
Arizona Sonoran Copper Co., Inc.(a)	28,856	33,071
Atalaya Mining PLC	31,295	168,615
Capstone Copper Corp.(a)	180,391	1,411,170
Central Asia Metals PLC	62,717	164,010
China Daye Non-Ferrous Metals Mining, Ltd.(a)	2,264,000	18,930
Copper 360, Ltd.(a)	267,694	54,073
ERO Copper Corp.(a)(b)	29,545	657,967
Faraday Copper Corp.(a)(b)	69,307	42,534
First Quantum Minerals, Ltd.	103,409	1,409,932
Freeport-McMoRan, Inc.	140,082	6,992,893
Hot Chili, Ltd.(a)	50,518	30,210
Imperial Metals Corp.(a)	26,732	43,682
Jinchuan Group International Resources Co., Ltd.	1,054,400	90,875
KGHM Polska Miedz SA	43,632	1,806,381
Lundin Mining Corp.(b)	126,660	1,327,052
Marimaca Copper Corp.(a)	18,222	54,028
Metals Acquisition, Ltd.(a)	18,889	261,613
Sandfire Resources, Ltd.(a)	129,759	972,441
Sociedad Minera Cerro Verde SAA	8,027	320,277
SolGold PLC(a)	644,279	86,654
Southern Copper Corp.	12,049	1,393,708
Taseko Mines, Ltd.(a)	111,709	281,507
Total Copper Mining		22,861,517

Diversified Metals & Mining (18.19%)
29Metals, Ltd.	94,150	33,521
AIC Mines, Ltd.(a)	140,075	36,799
Amerigo Resources, Ltd.	45,699	58,794
Caravel Minerals, Ltd.(a)	170,797	21,254
Carnaby Resources, Ltd.(a)	62,649	19,707
Copper Fox Metals, Inc.(a)	92,112	20,092
Encounter Resources, Ltd.(a)	139,707	43,464
Entree Resources, Ltd.(a)(b)	46,000	73,807
Foran Mining Corp.(a)	92,538	286,690
Gruvaktiebolaget Viscaria(a)	31,042	64,799
Hillgrove Resources, Ltd.(a)	562,307	25,269
Hudbay Minerals, Inc.	150,842	1,386,238
Ivanhoe Electric, Inc. / US(a)	28,615	242,083
Ivanhoe Mines, Ltd.(a)	95,287	1,417,557
Minsur SA	368,447	462,193
MMG, Ltd.(a)	1,061,900	378,379
New World Resources, Ltd.(a)	1,021,875	14,836
NGEx Minerals, Ltd.(a)	45,303	373,826
Northern Dynasty Minerals, Ltd.(a)	206,104	68,323
Regulus Resources, Inc.(a)	40,055	57,752
Rex Minerals, Ltd.(a)	229,590	73,808
Sierra Metals, Inc.	65,071	36,566
Solaris Resources, Inc.(a)	35,310	91,379
Trilogy Metals, Inc.(a)	54,018	26,145
Total Diversified Metals & Mining		5,313,281

Gold Mining (0.46%)
FireFly Metals, Ltd.(a)	184,117	135,563

TOTAL COMMON STOCKS
(Cost $26,383,481)		28,310,361

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (0.76%)
iShares MSCI India ETF	3,814	223,233

TOTAL EXCHANGE TRADED FUNDS
(Cost $208,142)		223,233

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.68%)
Investments Purchased with Collateral from Securities Loaned (5.68%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%
(Cost $1,659,888)		1,659,888	1,659,888
TOTAL SHORT TERM INVESTMENTS
(Cost $1,659,888)			1,659,888

TOTAL INVESTMENTS (103.35%)
(Cost $28,251,511)			$30,193,482
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.35%)			(977,934)
NET ASSETS - 100.00%			$29,215,548

(a)	Non-income producing security.
(b)	As of September 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $2,014,209. The loaned securities were secured with cash collateral of $1,659,888 and non-cash collateral with the value of $491,193. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust
Notes to Quarterly Schedules of Investments
September 30, 2024 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when Sprott Asset Management USA, Inc. (the "Adviser") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at September 30, 2024:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$275,947,578	$–	$–	$275,947,578
Short Term Investments	8,249,439	–	–	8,249,439
Total	$284,197,017	$–	$–	$284,197,017

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$126,968,733	$–	$458,741	$127,427,474
Rights*	–	–	–	–
Short Term Investments	3,041,108	–	–	3,041,108
Total	$130,009,841	$–	$458,741	$130,468,582

Sprott Energy Transition Materials ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$28,240,331	$–	$7,658	$28,247,989
Exchange Traded Funds*	276,262	–	–	276,262
Rights and Warrants*	–	–	159	159
Short Term Investments	4,261,973	–	–	4,261,973
Total	$32,778,566	$–	$7,817	$32,786,383

Sprott Lithium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,572,278	$–	$33,289	$6,605,567
Rights and Warrants*	–	–	418	418
Short Term Investments	1,102,827	–	–	1,102,827
Total	$7,675,105	$–	$33,707	$7,708,812

Sprott Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,406,773,621	$–	$–	$1,406,773,621
Closed End Fund*	194,722,113	–	–	194,722,113
Short Term Investments	169,671,929	–	–	169,671,929
Total	$1,771,167,663	$–	$–	$1,771,167,663

Sprott Junior Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$286,411,709	$–	$–	$286,411,709
Short Term Investments	12,323,598	–	–	12,323,598
Total	$298,735,307	$–	$–	$298,735,307

Sprott Junior Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,356,585	$7,257	$–	$11,363,842
Short Term Investments	671,235	–	–	671,235
Total	$12,027,820	$7,257	$–	$12,035,077

Sprott Nickel Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,727,991	$–	$3,584	$11,731,575
Short Term Investments	251,813	–	–	251,813
Total	$11,979,804	$–	$3,584	$11,983,388

Sprott Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$28,310,361	$–	$–	$28,310,361
Exchange Traded Funds*	223,233	–	–	223,233
Short Term Investments	1,659,888	–	–	1,659,888
Total	$30,193,482	$–	$–	$30,193,482

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

Below is a reconcilliation that details the activity of securities in Level 3 for the period ended September 30, 2024:

Sprott Junior Gold Miners ETF

Common Stock
Balance as of December 31, 2023	$542,600
Realized Gain/Loss	-
Change in Unrealized Appreciation/(Depreciation)	(83,866)
Purchases	-
Sales	-
Transfers into/(out of) Level 3*	7
Balance as of September 30, 2024	$458,741

Sprott Energy Transition Materials ETF

	Common Stock
Balance as of December 31, 2023	$0
Realized Gain/Loss	-
Change in Unrealized Appreciation/(Depreciation)	53
Purchases	-
Sales	-
Transfers into/(out of) Level 3*	7,764	**
Balance as of September 30, 2024	$7,817

Sprott Lithium Miners ETF

Common Stock
Balance as of December 31, 2023	$-
Realized Gain/Loss	-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	-
Sales	-
Transfers into/(out of) Level 3*	33,707
Balance as of September 30, 2024	$33,707

Sprott Nickel Miners ETF

Common Stock
Balance as of December 31, 2023	$0
Realized Gain/Loss	-
Change in Unrealized Appreciation/(Depreciation)	205
Purchases	-
Sales	-
Transfers into/(out of) Level 3*	3,379
Balance as of September 30, 2024	$3,584

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.
**	Amount includes warrants valued at $0 in the Schedule of Investments .

Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended September 30, 2024, the Sprott Uranium Miners ETF held shares in the following affiliate, as defined by the Investment Company Act of 1940:

Security Name	Market Value as of January 1, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of September 30, 2024	Share Balance as of September 30, 2024
Sprott Physical Uranium Trust	$244,000,771	$5,995,888	$32,940,476	$(32,396,058)	$(33,625,685)	$(35,859,701)	$13,666,422	$194,722,113	10,055,438
Total	$244,000,771	$5,995,888	$32,940,476	$(32,396,058)	$(33,625,685)	$(35,859,701)	$13,666,422	$194,722,113	10,055,438

Subsequent Events

Effective October 1, 2024, the Sprott Energy Transition Materials ETF changed its name to the Sprott Critical Materials ETF. The Fund's underlying index, the Nasdaq Sprott Energy Transition Materials™ Index, also changed its name to the Nasdaq Sprott Critical Materials™ Index. The Fund’s investment objective, the Index’s selection methodology, and both tickers remain the same.